EVENTS SUBSEQUENT TO THE REPORTING DATE (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Option agreement for Flat Bamble and Brattassen projects in Norway and for Mjovattnet and Njuggtraskliden projects in Sweden [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of project interest	100.00%
Net smelter return royalty	2.50%
Percentage of issued and outstanding capital which may be issued as certain conditions are satisfied	9.90%
Definitive agreement with Gold Line and Agnico Eagle Mines Limited [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of project interest	100.00%
Net smelter return royalty	2.00%
Purchase price for project interest	$ 10,000
Purchase price for project interest, payable in cash	7,000
Purchase price for project interest, payable in shares	$ 1,500
Percentage of net smelter return royalty may be purchased at any time	1.00%
Value of net smelter return royalty may be purchased	$ 1,000
Additional share and cash payments as reimbursement Issued to Over course of agreement	1,500
Definitive agreement with Gold Line and Agnico Eagle Mines Limited [Member] | Gold Line Resources Ltd [Member]
Disclosure of non-adjusting events after reporting period [line items]
Value of shares issued under definitive agreement	$ 1,500